STOCKHOLDERS DEFICIT (Details 3) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Weighted-Average Exercise Price Per Share, outstanding, granted	$ 0.48	$ 0.49
Weighted-Average Exercise Price Per Share, outstanding, cancelled/expired	$ 0.48
Warrant Underlying Stock [Member]
Warrants outstanding, beginning	28,324,275	46,016,840
Issuances	3,504,300	11,270,013
Canceled/expired	(1,729,662)	(70)
Exercised		0
Exchanged in debt restructuring		(28,962,508)
Warrants outstanding, ending	30,098,913	28,324,275
Weighted-Average Exercise Price Per Share, outstanding, beginning	$ 0.25
Weighted-Average Exercise Price Per Share, outstanding, granted	0.48
Weighted-Average Exercise Price Per Share, outstanding, cancelled/expired	0.04
Weighted-Average Exercise Price Per Share, outstanding, ending	$ 0.29	$ 0.25